INTANGIBLE ASSETS - CUSTOMER BASE (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 160,041	$ 211,202	$ 230,104
Customer base | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	172,035
Customer base | BRAZIL [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	107,102
Customer base | SPAIN [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	49,588
Customer base | MEXICO [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	50,213
Customer base | PERU [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	15,941
Customer base | COLOMBIA [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	3,080
Customer base | CHILE [Member] | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 8,353
Software | Business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		38,500
Software | Atento Brasil S.A. [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		$ 4,600